Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 28, 2026	Jan. 01, 2026
VSUN USA [Member]
Subsequent Events [Line Items]
Repayment of borrowings		$ 11,000,000
BIDV [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Name of the borrower	BIDV
Draw down amount	$ 30,000,000
Maturity date	Feb. 28, 2027
Repayable term	5 months